15. Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade And Other Receivables
Schedule of Trade and other receivables

Trade and other receivables consist of the following at December 31:

	2018	2017	2016
Trade receivables	$53,753	$136,224	$154,642
Other receivables (taxes receivable, unbilled revenue and maintenance charges)	265,264	325,089	652,724
Less: bad debt provision	(89,886)	(54,303)	(50,426)
Total trade and other receivables, net current portion	$229,131	$407,010	$756,940
Other receivables – taxes receivables	$3,176	$–	$143,137
Total trade and other receivables, net non-current portion	$3,176	$–	$143,147

Schedule of bad debt provision

Details of the Group’s bad debt provision at December 31 are as follows:

	2018	2017	2016
At January 1	$54,303	$50,426	$488,978
Provided during the year	38,138	40,022	–
Receivable written off during the year as uncollectible	–	(30,846)	(35,612)
Unused amount reversed	–	(12,323)	(389,116)
Currency exchange rate and other adjustment	(2,555)	7,024	(13,824)
At December 31	$89,886	$54,303	$50,426